                         File Nos. 33-37459 and 811-6200
   As filed with the Securities and Exchange Commission on December 11, 2000
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 35                       [X]


                                      and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 39                             [X]


                               SCHWAB INVESTMENTS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                               Jeremiah H. Chafkin
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr. Esq.               Martin E. Lybecker, Esq.                  Koji Felton, Esq.
Morgan Lewis & Bockius LLP            Ropes & Gray                              Charles Schwab Investment Management, Inc.
1701 Market Street                    One Franklin Square                       101 Montgomery Street
Philadelphia, PA 19103                1301 K Street, N.W., Suite 800 East       120K-14-109
                                      Washington, D.C.  20005                   San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

         /   /    Immediately upon filing pursuant to paragraph (b)
         /   /    On (date), pursuant to paragraph (b)
         /   /    60 days after filing pursuant to paragraph (a)(i)
         /   /    On (date), pursuant to paragraph (a)(i)
         /   /    75 days after filing pursuant to paragraph (a)(ii)

         / X / On February 28, 2001, pursuant to paragraph (a)(i) of Rule 485 if appropriate, check appropriate box:

         /   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment



Part C

(Page 1, Cover)


Prospectus
February 28, 2001



SCHWAB
Equity Index Funds


Schwab S&P 500 Fund

Schwab 1000 Fund(R)

Schwab Small-Cap Index Fund(R)

Schwab Total Stock Market Index Fund(TM)

Schwab International Index Fund(R)



As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


CharlesSchwab (logo)

(Page 2)


SCHWAB
Equity Index Funds

About The Funds

4             Schwab S&P 500 Fund
10            Schwab 1000 Fund(R)
14            Schwab Small-Cap Index Fund(R)
18            Schwab Total Stock Market Index Fund(TM)
22            Schwab International Index Fund(R)
26            Fund Management

Investing In The Funds

28            Buying Shares
29            Selling/Exchanging Shares
30            Transaction Policies
31            Distributions and Taxes

(Page 3)


About The Funds

The funds in this prospectus share the same basic investment strategy: They are designed to track the performance of a stock market index. Each fund tracks a different index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the fund should own.

Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

The funds are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

(Page 4)

SCHWAB
S&P 500 Fund

TICKER SYMBOLS

INVESTOR SHARES            SWPIX
SELECT SHARES(R)           SWPPX
E.SHARES(R)                SWPEX

[Goal] The fund's goal is to track the total return of the S&P 500(R) Index.

Index

The S&P 500 Index includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.

Strategy

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.


Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.


[Side Bar] Large-cap stocks


Although the 500 companies in the index constitute only about __% of all the publicly traded companies in the United States, they represent approximately __% of the total value of the U.S. stock market. (All figures are as of 10/31/00.)


Companies of this size are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

(Page 5)

Main Risks

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Your investment follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.

[Side Bar] Other risk factors

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

[Side Bar] Index ownership

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).

[Friendly Voice] Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.

(Page 6)

Performance

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.

The fund has three share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

Annual total returns (%) as of 12/31

Investor Shares


___           ___          ___          ___
97            98           99           00


Best quarter: ___% Q__ 19___
Worst quarter: ___% Q__ 19___



Average annual total returns (%) as of 12/31/00



                                                     Since
                                      1 Year       inception
Investor Shares                         ___           ___1
Select Shares(R)                        ___           ___2
e.Shares(R)                             ___           ___3
S&P 500(R) Index                        ___           ___4


1 Inception: 5/1/96.
2 Inception: 5/19/97.
3 Inception: 5/1/96.
4 From 5/1/96.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


Fee table (%)


                                       Investor     Select
                                        Shares      Shares       e.Shares
SHAREHOLDER FEES

Redemption fee, charged only
on shares you sell 180 days
or less after buying them,
and paid directly to the fund
                                        0.75         0.75         0.75

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                          ___          ___          ___
Distribution (12b-1) fees                None         None         None
Other expenses*                          ___          ___          ___
Total annual operating expenses          ___          ___          ___

Expense reduction                       (___)        (___)        (___)

Net operating expenses**                 ___          ___          ___



*  Restated to reflect current expenses.


** Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                          1 Year       3 Years      5 Years      10 Years
Investor Shares            $___         $___         $___         $___
Select Shares              $___         $___         $___         $___
e.Shares                   $___         $___         $___         $___


[Friendly Voice] The performance information above shows you how the fund's performance compares to that of its index, which varies over time.

(Page 7)

Financial Highlights


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 8)





                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 9)





                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 10)

SCHWAB
1000 Fund(R)

TICKER SYMBOLS
INVESTOR SHARES            SNXFX
SELECT SHARES(R)           SNXSX

[Goal] The fund's goal is to match the total return of the Schwab 1000 Index(R).

Index

The Schwab 1000 Index(R) includes the common stocks of the largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of large- and mid-cap U.S. stocks.

Strategy

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.

The fund may make use of certain management techniques in seeking to enhance after-tax performance. For example, it may adjust its weightings of certain stocks, continue to hold a stock that is no longer included in the index or choose to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gains distributions.

Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

[Side Bar] Large- and mid-cap stocks


Although there are currently more than ____ total stocks in the United States, the companies represented by the Schwab 1000 Index make up some __% of the total value of all U.S. stocks. (Figures are as of 10/31/00.)



These large- and mid-cap stocks cover many industries and represent many sizes:
At $____ billion, the market capitalization of the largest one is approximately ____ times that of the smallest one. (Figures are as of 10/31/00.)


Because large- and mid-cap stocks can perform differently from each other at times, a fund that invests in both categories of stocks may have somewhat different performance than a fund that invests only in large-cap stocks.

(Page 11)

Main Risks

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Your investment follows the large- and mid-cap portions of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the Schwab 1000 Index(R) encompasses stocks from across the economy, the fund is broadly diversified, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

[Side Bar] Other risk factors

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


[Friendly Voice] Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.

(Page 12)

Performance

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.


Annual total returns (%) as of 12/31

Investor Shares


___     ___     ___    ___     ___     ___      ___     ___     ___
92      93      94     95      96      97       98      99      00


Best quarter: ___% Q__ 19___
Worst quarter: ___% Q__ 19___


Average annual total returns (%) as of 12/31/00


                                                    Since
                         1 Year       5 Years     inception
Investor Shares            ___          ___          ___1
Select Shares(R)           ___          ___          ___2
S&P 500(R) Index           ___          ___          ___3
Schwab 1000 Index(R)       ___          ___          ___3


1 Inception: 4/2/91.
2 Inception: 5/19/97.
3 From 4/2/91.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


Fee table (%)


                                                       Investor      Select
                                                        Shares       Shares
SHAREHOLDER FEES

Redemption fee, charged only
on shares you sell 180 days
or less after buying them,
and paid directly to the fund                                     0.75         0.75

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                           ___          ___
Distribution (12b-1) fees                                None         None
Other expenses*                                           ___          ___
Total annual operating expenses                           ___          ___

Expense reduction                                        (___)        (___)
Net operating expenses**                                  ___          ___



*  Restated to reflect current expenses.


** Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                          1 Year      3 Years       5 Years     10 Years
Investor Shares            $___         $___         $___         $___
Select Shares              $___         $___         $___         $___


[Friendly Voice] The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

(Page 13)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _______________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 14)

SCHWAB
Small-Cap Index Fund(R)

TICKER SYMBOLS
INVESTOR SHARES            SWSMX
SELECT SHARES(R)           SWSSX


[Goal] The fund's goal is to track the performance of a benchmark index that measures total return of small capitalization U.S. stocks.



Index



The fund intends to achieve its investment objective by tracking the total return of the Schwab Small-Cap Index(R). The index includes the common stocks of the second-largest 1,000 publicly traded companies in the United States, with size being determined by market capitalization (total market value of all shares outstanding). The index is designed to be a measure of the performance of small-cap U.S. stocks.


Strategy

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does.


Like many index funds, the fund also may invest in futures and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.


[Side Bar] Small-cap stocks


In measuring the performance of the second-largest 1,000 companies in the U.S. stock market, the index may be said to focus on the "biggest of the small" among America's publicly traded stocks. These stocks range in size from $___ billion to $__ million in terms of their total market value. (All figures are as of 10/31/00.)


Historically, the performance of small-cap stocks has not always paralleled that of large-cap stocks. For this reason, some investors use them to diversify a portfolio that invests in larger stocks.

With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

(Page 15)

Main Risks

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Your investment follows the small-cap portion of the U.S. stock market, as measured by the index. It follows the market during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of a declining market.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Historically, small-cap stocks have been riskier than large- and mid-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stocks perform less well than large- or mid-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever U.S. small-cap stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

[Side Bar] Other risk factors

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.


For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.



The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


[Friendly Voice] With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.

(Page 16)


Performance


Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

Annual total returns (%) as of 12/31

Investor Shares


___      ___      ___       ___      ___      ___      ___
94       95       96        97       98       99       00


Best quarter: ___% Q__ 19___
Worst quarter: ___% Q__ 19___



Average annual total returns (%) as of 12/31/00



                                                                 Since
                                      1 Year       5 Years     inception
Investor Shares                         ___          ___          ___1
Select Shares(R)                        ___          ___          ___2
Schwab Small-Cap Index(R)               ___          ___          ___3
Russell 2000 Index(R)                   ___          ___          ___3


1 Inception: 12/3/93.
2 Inception: 5/19/97.
3 From 12/3/93.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


Fee table (%)


                                                     Investor      Select
                                                      Shares       Shares
SHAREHOLDER FEES
Redemption fee, charged only
on shares you sell 180 days
or less after  buying them
and paid directly to the fund                                   0.75         0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                         ___          ___
Distribution (12b-1) fees                              None         None
Other expenses*                                         ___          ___
Total annual operating expenses                         ___          ___
Expense reduction                                      (___)        (___)
Net operating expenses**                                ___          ___



*  Restated to reflect current expenses.


** Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).


Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                          1 Year       3 Years      5 Years     10 Years
Investor Shares            $___         $___         $___         $___
Select Shares              $___         $___         $___         $___


[Friendly Voice] The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

(Page 17)

Financial Highlights


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 18)

SCHWAB
Total Stock Market
Index Fund(TM)


TICKER SYMBOLS
INVESTOR SHARES            SWTIX
SELECT SHARES(R)           SWTSX

[Goal] The fund seeks to track the total return of the entire U.S. stock market, as measured by the Wilshire 5000 Equity Index.

Index


The fund's benchmark index includes all publicly traded common stocks of companies headquartered in the United States for which pricing information is readily available -- currently more than ____ stocks. The index weights each stock according to its market capitalization (total market value of all shares outstanding).


Strategy

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher.

Because it would be impractical to invest in every company in the U.S. stock market, the fund uses statistical sampling techniques to assemble a portfolio whose performance is expected to resemble that of the index. The fund generally expects that its portfolio will include the largest 2,500 to 3,000 U.S. stocks (measured by market capitalization), and that its industry weightings, dividend yield and price/earnings ratio will be similar to those of the index.

The fund may use certain techniques in seeking to enhance after-tax performance, such as adjusting its weightings of certain stocks or choosing to realize certain capital losses and use them to offset capital gains. These strategies may help the fund reduce taxable capital gain distributions.


Like many index funds, the fund also may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.


[Side Bar] The U.S. stock market

The U.S. stock market is commonly divided into three segments, based on market capitalization.


Mid- and small-cap stocks are the most numerous, but make up only about one-third of the total value of the market. In contrast, large-cap stocks are relatively few in number but make up approximately two-thirds of the market's total value. In fact, the largest 3,000 of the market's listed stocks represent about __% of its total value. (All figures on this page are as of 10/31/00.)


In terms of performance, these segments can behave somewhat differently from each other, over the short term as well as the long term. For that reason, the performance of the overall stock market can be seen as a blend of the performance of all three segments.

(Page 19)

Main Risks

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Your investment follows the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund will not take steps to reduce market exposure or to lessen the effects of a declining market.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Because the fund encompasses stocks from across the economy, it is broadly diversified, which reduces the impact of the performance of any given industry, individual stock or market segment. But whenever any particular market segment outperforms the U.S. stock market as a whole, the fund may underperform funds that have greater exposure to that segment. Likewise, whenever U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag these investments. Because the fund gives greater weight to larger stocks, most of its performance will reflect the performance of the large-cap segment.

[Side Bar] Other risk factors

Although the fund's main risks are those associated with its stock investments, its other investment strategies also involve risks.

For example, the fund's use of sampling may increase the gap between the performance of the fund and that of the index. Futures contracts, which the fund uses to gain exposure to stocks for its cash balances, also could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

[Side Bar] Index ownership

Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

[Friendly Voice] With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.

(Page 20)

Performance


Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investments.



The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.



Annual total returns (%) as of 12/31



Investor Shares



___           ___
99            00

Best quarter: ___% Q__ 19___
Worst quarter: ___% Q__ 19___



Average annual total returns (%) as of 12/31/00



                                                    Since
                                      1 Year      inception
Investor Shares                         ___          ___1
Select Shares(R)                        ___          ___1



1 Inception: 6/1/99.



Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

Fee table (%)


                                                       Investor     Select
                                                        Shares     Shares(R)
SHAREHOLDER FEES
Redemption fee, charged
only on shares you sell
180 days or less after buying
them and paid directly to
the fund                                                 0.75         0.75

ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                           ___          ___
Distribution (12b-1) fees                                None         None
Other expenses*                                           ___          ___
Total annual operating expenses                           ___          ___

Expense reduction                                        (___)        (___)
Net operating expenses**                                  ___          ___




*  Restated to reflect current expenses.



** Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                                       1 Year       3 Years
Investor Shares                         $___         $___
Select Shares                           $___         $___

(Page 21)

Financial Highlights


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, ___________________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 22)

SCHWAB
International Index Fund(R)

TICKER SYMBOLS
INVESTOR SHARES            SWINX
SELECT SHARES(R)           SWISX


[Goal] The fund's goal is to track the performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.



Index



The fund intends to achieve its investment objective by tracking the total return of the Schwab International Index.(R) The index includes common stocks of the 350 largest publicly traded companies from selected countries outside the United States. The selected countries all have developed securities markets and include most Western European countries, as well as Australia, Canada, Hong Kong and Japan -- currently 15 countries in all. Within these countries, Schwab identifies the 350 largest companies according to their market capitalizations (total market value of all shares outstanding), in U.S. dollars. The index does not maintain any particular country weightings, although any given country cannot represent more than 35% of the index.


Strategy

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does, and does not hedge its exposure to foreign currencies beyond using forward contracts to lock in transaction prices until settlement. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce taxable capital gain distributions.


Like many index funds, the fund also may invest in short-term investments and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. Because any income from securities lending and short-term investments typically is not enough to eliminate the effect of expenses, the fund's performance normally is below that of the index.


[Side Bar] International stocks


Over the past several decades, foreign stock markets have grown rapidly. The market value of foreign stocks today represents approximately ___% of the world's total market capitalization. (All figures are as of 10/31/00.)


For some investors, an international index fund represents an opportunity for low-cost access to a variety of world markets in one fund. Others turn to international stocks to diversify a portfolio of U.S. investments, because international stock markets historically have performed somewhat differently from the U.S. market.

(Page 23)

Main Risks

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Your investment follows the performance of a mix of international large-cap stocks, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund cannot take steps to reduce market exposure or to lessen the effects of market declines.

Many factors can affect stock market performance. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short-term or long-term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

International stocks carry additional risks. Changes in currency exchange rates can erode market gains or widen market losses. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. In addition, during any period when large-cap international stocks perform less well than other types of stocks or other types of investments -- bonds, for instance -- the fund's performance also will lag these investments.

[Side Bar] Other risk factors

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, the fund may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.


[Friendly Voice] For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

(Page 24)

Performance

Below are a chart and a table showing the fund's performance, as well as data on unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the indices do not include any costs of investments.

The fund has two share classes, which have different minimum investments and different costs. For information on choosing a class, see page 28.

Annual total returns (%) as of 12/31

Investor Shares


___      ___      ___      ___       ___       ___        ___
94       95       96       97        98        99         00


Best quarter: ___% Q__ 19___
Worst quarter: ___% Q__ 19___



Average annual total returns (%) as of 12/31/00



                                                    Since
                         1 Year       5 Years     inception
Investor Shares            ___          ___          ___1
Select Shares(R)           ___          ___          ___2
Schwab International
Index(R)                   ___          ___          ___3
MSCI-EAFE(R) Index         ___          ___          ___3


1 Inception: 9/9/93.
2 Inception: 5/19/97.
3 From 9/9/93.

Fund Fees and Expenses


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the total return for each share class.


Fee table (%)


                                                   Investor      Select
                                                    Shares      Shares(R)
SHAREHOLDER FEES
Redemption fee, charged only
on shares you sell 180 days
or less after buying them and
paid directly to the fund                            1.50         1.50

ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                       ___          ___
Distribution (12b-1) fees                            None         None
Other expenses*                                       ___          ___
Total annual operating expenses                       ___          ___
Expense reduction                                    (___)        (___)
Net operating expenses**                              ___          ___



*  Restated to reflect current expenses.


** Guaranteed by Schwab and the investment adviser through _________ (excluding interest, taxes and certain non-routine expenses).



Expenses on a $10,000 investment

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                          1 Year       3 Years      5 Years      10 Years
Investor Shares            $___         $___         $___         $___
Select Shares              $___         $___         $___         $___


[Friendly Voice] The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

(Page 25)

Financial Highlights


This section provides further details about the fund's recent financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, _______________________________, audited these figures. Their full report is included in the fund's annual report (see back cover).






                   FINANCIAL HIGHLIGHTS TABLE WILL BE INSERTED

(Page 26)

Fund Management


The investment adviser for the Schwab Equity Index Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than ___ million shareholder accounts. (All figures on this page are as of 10/31/00.)



As the investment adviser, the firm oversees the asset management and administration of the Schwab Equity Index Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 10/31/00, these fees were ___% for the Schwab S&P 500 Fund, ___% for the Schwab 1000 Fund,(R) ___% for the Schwab Small-Cap Index Fund,(R) ___% for the Schwab Total Stock Market Index Fund, and ___% for the Schwab International Index Fund.(R) These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



Geri Hom, a vice president of the investment adviser, is responsible for the day-to-day management of each of the funds. Prior to joining the firm in March 1995, she worked for nearly 15 years in equity index management.



Larry Mano, a portfolio manager, is responsible for the day-to-day management of Schwab Total Stock Market Index Fund. Prior to joining the firm in November 1998, he worked for 20 years in equity index management, most recently at Wilshire Associates, Inc.



[Friendly Voice] The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $___ billion under management.

(Page 27)

Investing in the Funds

As a SchwabFunds(R) investor, you have a number of ways to do business with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a share class and a distribution option for your investment. Helpful information on taxes is included as well.

(Page 28)

Buying Shares

Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

Step 1

Choose a fund and a share class. Your choice may depend on the amount of your investment. Currently, e.Shares(R) are available only for the S&P 500 Fund and are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans. The minimums shown below are for each fund and share class.


                         Minimum initial           Minimum additional
Share class              investment                Investment                    Minimum balance
Investor Shares          $2,500 ($1,000 for        $500 ($100 for                ---  ---
                         retirement and            custodial accounts and
                         custodial accounts)       investments through the
                                                   Automatic Investment Plan)

Select Shares(R)         $50,000                   $1,000                        $40,000



e.Shares(R)              $1,000 ($500 for          $100                          --- ---
                         retirement and
                         custodial accounts)


Step 2

Choose an option for fund distributions. The three options are described below. If you don't indicate a choice, you will receive the first option.


Option                     Features
Reinvestment               All dividends and capital gain distributions are
                           invested automatically in shares of your fund and
                           share class.

Cash/reinvestment mix      You receive payment for dividends, while any capital
                           gain distributions are invested in shares of your
                           fund and share class.

Cash You receive payment for all dividends and capital gain distributions.

Step 3

Place your order. Use any of the methods described at right. Remember that e.Shares are available only through SchwabLink. Make checks payable to Charles Schwab & Co., Inc.


[Side Bar] Schwab accounts

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.


For example, when you sell shares in a fund, the proceeds are automatically paid to your Schwab brokerage account. From your account, you can use features such as Schwab MoneyLink,(R) which lets you move money between your Schwab account and your accounts at other financial institutions, and Automatic Investment Plan
(AIP), which lets you set up periodic investments in mutual funds you already own.


For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

(Page 29)


Selling/Exchanging Shares


Use any of the methods described below to sell shares of a fund.

When selling or exchanging shares, please be aware of the following policies:

-A fund may take up to seven days to pay sale proceeds.
-If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

-As indicated in each fund's fee table, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that occurs 180 days or less after purchasing them; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

-There is no redemption fee when you exchange between share classes of the same fund.
-The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

-Exchange orders are limited to other SchwabFunds that are not Sweep Investments as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

-You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


Methods for placing direct orders




Internet
www.schwab.com



Schwab by Phone(TM)
Automated voice service or speak with a representative at 800-435-4000 (for TDD service, call 800-345-2550).



TeleBroker(R)
Automated touch-tone phone service at 800-272-4922



SchwabLink.com
Investment professionals should follow the transaction instructions in the SchwabLink.com manual; for technical assistance, call 800-367-5198.



Mail
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575




In person
Visit the nearest Charles Schwab branch office.


[Side Bar] When placing orders

With every order to buy, sell or exchange shares, you will need to include the following information:


-Your name or, for Internet orders, your account number/"LoginID."


-Your account number (for SchwabLink transactions, include the master account and subaccount numbers) or, for Internet orders, your password.


-The name and share class (if applicable) of the fund whose shares you want to buy or sell.


-The dollar amount or number of shares you would like to buy, sell or exchange.


-When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.


-For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer.


-When selling shares, how you would like to receive the proceeds.


Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

(Page 30)

Transaction Policies

The funds are open for business each day that the New York Stock Exchange (NYSE) is open.

The funds calculate their share prices each business day, for each share class, after the close of the NYSE. A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order prior to the close of the fund (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

Shareholders of the Schwab International Index Fund(R) should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of the fund's portfolio may change on days when it is not possible to buy or sell shares of the fund.

The funds and Schwab reserve certain rights, including the following:


-To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.


-To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


-To refuse any purchase or exchange order, including large purchase orders that may negatively impact their operations and orders that appear to be associated with short-term trading activities.


-To change or waive a fund's investment minimums.


-To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


-To withdraw or suspend any part of the offering made by this prospectus.


-To revise the redemption fee criteria.

(Page 31)

Distributions and Taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends and gains your fund earns. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

Unless you are investing through a tax-deferred or Roth retirement account, your fund distributions generally have tax consequences. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer.

For tax purposes, an exchange between funds is different from an exchange between classes. An exchange between funds is considered a sale. An exchange between classes within a fund is not reported as a taxable sale.

Shareholders in the Schwab International Index Fund(R) may have additional tax considerations as a result of foreign tax payments made by the fund. Typically, these payments will reduce the fund's dividends but will still be included in your taxable income. You may be able to claim a tax credit or deduction for your portion of foreign taxes paid by the fund, however.

At the beginning of every year, the funds provide shareholders with information detailing the tax status of any distributions the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

Schwab brokerage account customers who sell fund shares typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

[Side Bar] More on distributions

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

(Page 32, Back Cover)


SCHWAB
Equity Index Funds


To Learn More

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

Shareholder reports, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain free copies of these documents by contacting SchwabFunds.(R) You can also review and copy them in person at the SEC's Public Reference Room, access them online at www.sec.gov or obtain paper copies by sending an electronic request to publicinfo@sec.gov. You will need to pay a duplicating fee before receiving paper copies from the SEC.


SEC File Numbers
Schwab S&P 500 Fund                                  811-7704
Schwab 1000 Fund(R)                                  811-6200
Schwab Small-Cap Index Fund(R)                       811-7704
Schwab Total Stock Market Index Fund(TM)             811-7704
Schwab International Index Fund(R)                   811-7704

Securities and Exchange Commission
Washington, D.C. 20549-0102

202-942-8090 (Public Reference Section)
www.sec.gov
publicinfo@sec.gov


SchwabFunds
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

www.schwab.com


Prospectus

February 28, 2001




CharlesSchwab (logo)



MKT3644FLT-2

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB EQUITY INDEX FUNDS

                               SCHWAB S&P 500 FUND
                               SCHWAB 1000 FUND(R)
                         SCHWAB SMALL-CAP INDEX FUND(R)
                    SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)
                       SCHWAB INTERNATIONAL INDEX FUND(R)


                                FEBRUARY 28, 2001



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated February 28, 2001 (as amended from time to time).



To obtain a free copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com.


The funds' most recent annual report is a separate document supplied with the SAI and includes the funds' audited financial statements, which are incorporated by reference into this SAI.

Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund are series of Schwab Capital Trust (a trust), and Schwab 1000 Fund is a series of Schwab Investments (a trust).

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS.................   [  ]
MANAGEMENT OF THE FUNDS..................................................   [  ]
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................   [  ]
INVESTMENT ADVISORY AND OTHER SERVICES...................................   [  ]
BROKERAGE ALLOCATION AND OTHER PRACTICES.................................   [  ]
DESCRIPTION OF THE TRUSTS................................................   [  ]
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS
AND PRICING OF SHARES....................................................   [  ]
TAXATION.................................................................   [  ]
CALCULATION OF PERFORMANCE DATA..........................................   [  ]

            INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND LIMITATIONS






                       INVESTMENT OBJECTIVES AND INDEXES



Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares.


There is no guarantee the funds will achieve their objectives.

THE SCHWAB S&P 500 FUND'S investment objective is to seek to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the S&P 500(R)).

The S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

The Schwab S&P 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Schwab S&P 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Fund. S&P has no obligation to take the needs of the Schwab S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Fund shares or in the determination or calculation of the equation by which the Schwab S&P 500 Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Fund's shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Fund, its shareholders or any other person or entity from the use of the S&P 500(R)
Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.



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
THE SCHWAB 1000 FUND'S investment objective is to match the price and dividend performance (total return) of the Schwab 1000 Index,(R) an index created to represent to performance of publicly traded common stocks of the 1,000 largest U.S. companies.

To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) or the NASDAQ/NMS and
(3) its market value must place it among the top 1,000 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


As of October 31, 2000, the aggregate market capitalization of the stocks included in the Schwab 1000 Index was approximately $ ____ trillion. This represents approximately ___% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.



THE SCHWAB SMALL-CAP INDEX FUND'S investment objective is to seek to track performance of a benchmark index that measures total return of small capitalization U.S. stocks.



The Schwab Small Cap Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab Small-Cap Index(R) (Small-Cap Index), an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization (share price times the number of shares outstanding).


To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the NYSE, AMEX or the NASDAQ/NMS and (3) its market value must place it among the second-largest 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE SCHWAB TOTAL STOCK MARKET INDEX FUND'S investment objective is to seek to track the total return of the entire U.S. stock market.



In pursuing its objective, the fund uses the Wilshire 5000 Equity Index to measure the total return of the U.S. stock market. The Wilshire 5000 Equity Index is representative of the performance of the entire U.S. stock market. The index measures the performance of all U.S. headquartered equity securities with readily available price data. It is a market-value weighted index consisting of approximately _____ stocks. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.



Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.


Because it would be too expensive to buy all of the stocks included in the index, the investment adviser may use statistical sampling techniques in an attempt to replicate the total return of the U.S.

stock market using a smaller number of securities. These techniques use a smaller number of index securities than that included in the index, which, when taken together, are expected to perform similarly to the index. These techniques are based on a variety of factors, including capitalization, dividend yield, price/earnings ratio, and industry factors.


THE SCHWAB INTERNATIONAL INDEX FUND'S investment objective is to seek to track performance of a benchmark index that measures the total return of large, publicly traded non-U.S. companies from countries with developed equity markets outside of the United States.



The Schwab International Index Fund intends to achieve its investment objective by tracking the price and dividend performance (total return) of the Schwab International Index(R) (International Index), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.


To be included in the International Index the securities must be issued by an operating company (i.e., not an investment company) whose principal trading market is in a country with a major developed securities market outside the United States. In addition, the market value of the company's outstanding securities must place the company among the top 350 such companies as measured by market capitalization (share price times the number of shares outstanding). The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index. By tracking the largest companies in developed markets, the index represents the performance of what some analysts deem the "blue chips" of international markets. The index also is designed to provide a broad representation of the international market, by limiting investments by country to no more than 35% of the total market capitalization of the index. The International Index was first made available to the public on July 29, 1993.


The Schwab 1000 Index(R), Small-Cap Index and International Index were developed and are maintained by Charles Schwab & Co. Inc. ("Schwab"). Schwab receives no compensation from the funds for maintaining the indexes. Schwab reviews and, as necessary, revises the lists of companies whose securities are included in the Schwab 1000 Index, the Small-Cap Index and the International Index usually annually. Companies known by Schwab to meet or no longer meet the inclusion criteria may be added or deleted as appropriate. Schwab also will modify each index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, stock swaps, spin-offs or bankruptcy filings made because of a company's inability to continue operating as a going concern).



Schwab may change the Schwab 1000 Index and the Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Small-Cap Index to be more representative of the domestic equity market. Schwab also may change the International Index inclusion criteria if it determines that doing so would cause the International Index to be more representative of the large, publicly traded international company equity market. In the future, the Board of Trustees, may take necessary and timely action to change the benchmark index for the Schwab Small-Cap Index Fund, including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the small-cap U.S. stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees also may take necessary and timely action to change the benchmark index for the Schwab International Index Fund, including selecting a new one, should it decide that such changes would better enable the fund to seek its objective of tracking the international stock sector and taking such action would be in the best interest of the fund's shareholders. The Board of Trustees may select another index for the Schwab 1000 Fund, subject to shareholder approval, should it decide that taking such action would be in the best interest of the fund's shareholders.

A particular stock's weighting in the International Index, Small-Cap Index or Schwab 1000 Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of its Index.

                         INVESTMENT STRATEGIES AND RISKS


The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.



BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.


BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each fund will not purchase securities while borrowings represent more than 5% of its total assets.


CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in excess of $100 million.



COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund will not concentrate its investments, unless its index is so concentrated.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.



DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GDSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.


Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights though they may carry limited voting rights, though they normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.


Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.



Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.


Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.


Warrants are types of securities usually issued with bonds and preferred stock that entitle the holder to a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the funds endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund's portfolio containing foreign investments, and its ability to meet a large number of shareholder redemption requests.


Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.


Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the Schwab International Index Fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the International Index Fund.


On January 1, 1999, 11 of the 15 member states of the European union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each member state's currency. By July 1, 2002, the euro will have replaced the national currencies of the following member countries:
Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. During the transition period, each country will treat the euro as a separate currency from that of any member state.



Currently, the exchange rate of the currencies of each of these countries is fixed to the euro. The euro trades on currency exchange and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in euro. By July 1, 2002, euro-denominated bills and coins will replace the bills and coins of the participating countries.

The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.



The conversion may impact the trading in securities of issuers located in, or denominated in the currencies of, the member states, as well as foreign exchanges, payments, the settlement process, custody of assets and accounting. The introduction of the euro is also expected to affect derivative and other financial contracts in which the funds may invest in so far as price sources such as day-count fractions or settlement dates applicable to underlying instruments may be changed to conform to the conventions applicable to euro currency.



The overall impact of the transition of the member states' currencies to the euro cannot be determined with certainty at this time. In addition to the effects described above, it is likely that more general short and long-term consequences can be expected, such as changes in economic environment and change in behavior of investors, all of which will impact each fund's euro-denominated investments.


Securities that are acquired by a fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (1) the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) the fund reasonably believes it can readily dispose of the securities in the foreign trading market or for cash in the United States, or (3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the Schwab International Index Fund normally engages in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.



FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S.

exchanges or boards of trade that the Commodities Futures Trading Commission
(CFTC) licenses and regulates on foreign exchanges.

Each fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its ability to track the performance of its index as closely as possible, a fund may purchase futures contracts representative of its index or the securities in its index. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the Schwab International Index Fund may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. In regards to the Schwab Total Stock Market Index Fund, because there is not currently available any futures contract tied directly to either the total return of the U.S. stock market or the fund's index, there is no guarantee that this strategy will be successful.


When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market". The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5 % of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will segregate assets in an amount equal to the margin requirement that is deposited with the broker for its outstanding futures contracts.


While the funds intend to purchase and sell futures contracts in order to simulate full investment in the securities comprising their respective indices, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the funds incur transaction costs (i.e. brokerage fees) when engaging in futures trading.


Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.


ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.



INDEXING STRATEGIES involve tracking the investments and, therefore, performance of an index. Each fund normally will invest at least 80% of its total assets in the securities of its index. Moreover, each fund will invest so that its portfolio performs similarly to that of its index. Each fund tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of
0.90 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the Board of Trustees will consider alternative arrangements for a fund.



LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral, and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.


A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund including collateral received from the loan (at market value computed at the time of the loan).


Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the funds, it is expected that the funds will do so only where the items being voted upon are, in the judgment of Charles Schwab Investment Management, Inc. ("CSIM" or the "investment adviser"), either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.



MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits.



PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.



REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.



RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the Board of Trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.


SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the funds, including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by a fund may cause shareholders to pay duplicative fees.


SHORT TERM INVESTMENTS include U.S. dollar denominated short-term bonds and money market instruments. Each fund must keep a small portion of its assets in cash for business operations. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may invest in short-term investments such as certificates of deposit, time deposits and bankers' acceptances. A fund also may buy commercial paper if the commercial paper has one of an NRSRO's top two ratings or has comparable quality if it is unrated. A fund may enter into repurchase agreements using any of these debt securities.


SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them below the largest 1,000 such companies. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks, and the Schwab Small-Cap Index Fund's and the Schwab Total Stock Market Index Fund's respective positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Schwab Small-Cap Index Fund and the Schwab Total Stock Market Index Fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks (like the Schwab Small-Cap Index Fund and the Schwab Total Stock Market Index Fund) may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby each fund may, in extraordinary circumstances, substitute a similar stock for a security in its index.


U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities, such as those issued by Fannie Mae, the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), the Student Loan Marketing Association (SLMA or Sallie Mae), and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their prices to fluctuate.


                             INVESTMENT LIMITATIONS


The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares



EACH OF THE SCHWAB S&P 500 FUND, SCHWAB 1000 FUND, SCHWAB SMALL-CAP INDEX FUND, AND SCHWAB INTERNATIONAL INDEX FUND MAY NOT:



1) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



3) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



4) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



5) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



6) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



7) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.



IN ADDITION, EACH OF THE SCHWAB S&P 500 FUND, SCHWAB SMALL-CAP INDEX FUND AND SCHWAB INTERNATIONAL INDEX FUND MAY NOT:






Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.






IN ADDITION, THE SCHWAB 1000 FUND MAY NOT:






Purchase securities of other investment companies, except as permitted by the 1940 Act.






THE SCHWAB TOTAL STOCK MARKET INDEX FUND MAY NOT:


1) Purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the Investment Company 1940 Act (the "1940 Act") ;

2) Concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder; and

3) (i) Purchase or sell commodities, commodities contracts, futures or real estate, (ii) lend or borrow money, (iii) issue senior securities,
         (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE

POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other registered investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by the fund.

Concentration. The Securities and Exchange Commission defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.


Borrowing. The 1940 Act restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).



Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.



THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.



EACH OF THE SCHWAB S&P 500 FUND, SCHWAB 1000 FUND, SCHWAB SMALL-CAP INDEX FUND AND SCHWAB INTERNATIONAL INDEX FUND MAY NOT:


1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

2) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the NYSE or the AMEX, provided, however, that for purposes of this restriction, warrants acquired by a fund in units or attached to other securities are deemed to be without value.

3) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the fund's net assets.

4)       Make short sales, except for short sales against the box.

5) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.


7) Invest for the purpose of exercising control or management of another issuer.



8)       Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.



9) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).



10) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.



11)      Invest more than 15% of its net assets in illiquid securities.



12) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that each fund may purchase securities under such circumstances only to the extent that its index is also so concentrated).



13) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each fund may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the S&P 500 Fund, purchase securities of companies that deal in precious metals or interests therein.



IN ADDITION, THE SCHWAB 1000 FUND MAY NOT:


1) Purchase securities that would cause more that 5% of its net assets to be invested in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid under procedures adopted by the Board of Trustees based upon the trading markets for the securities.


THE SCHWAB TOTAL STOCK MARKET INDEX FUND MAY NOT:

1) Purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements with maturities in excess of 7 days.

2) Invest for the purpose of exercising control or management of another issuer.

3) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

6)       Borrow money except that the fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets.

7) Concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time except to the extent the investments of its index are concentrated.

8) Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

Policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to non-fundamental limitations (1) illiquid securities and (6) borrowing, any subsequent change in net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

                            MANAGEMENT OF THE FUNDS


The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab, and CSIM are as follows:



                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUSTS
---------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer and     Director, The Charles Schwab Corporation; Chief
                                        Trustee                   Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Audiobase, Inc.
                                                                  (full-service audio solutions for the Internet),
                                                                  Vodaphone AirTouch PLC (a telecommunications
                                                                  company) and Siebel Systems (a software company).

JOHN P. COGHLAN*                        President and Trustee     Vice Chairman and Executive Vice President, The
May 6, 1951                                                       Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President, Retirement Plan Services
                                                                  and Services for Investment Managers, Charles
                                                                  Schwab & Co., Inc.; Chief Executive Officer and
                                                                  Director, Charles Schwab Investment Management,
                                                                  Inc.; President and Chief Executive Officer,
                                                                  Director, The Charles Schwab Trust Company;
                                                                  Director, Charles Schwab Asset Management
                                                                  (Ireland) Ltd.; Director, Charles Schwab
                                                                  Worldwide Funds PLC.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward & Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm).  From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising.  From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments).  Prior to 1996, Chairman and
                                                                  Chief Executive Officer of North American
                                                                  Trust (real estate investment trust).

MICHAEL W. WILSEY                       Trustee                   Chairman and Chief Executive Officer, Wilsey
August 18, 1943                                                   Bennett, Inc. (truck and air transportation,
                                                                  real estate investment and management, and
                                                                  investments).


* This trustee is an "interested person" of the trusts.

JEREMIAH H. CHAFKIN*                    Executive Vice            Executive Vice President, Asset Management
May 9, 1959                             President, Chief          Products and Services, Charles Schwab & Co.,
                                        Operating Officer and     Inc.; President and Chief Operating Officer,
                                        Trustee                   Charles Schwab Investment Management, Inc.
                                                                  Prior to September 1999, Mr. Chafkin was Senior
                                                                  Managing Director, Bankers Trust Company.

MARIANN BYERWALTER                      Trustee                   Vice President for Business Affairs and Chief
August 13, 1960                                                   Financial Officer, Stanford University (higher
                                                                  education).  Prior to February 1996, Ms.
                                                                  Byerwalter was Chief Financial Officer of Eureka
                                                                  Bank (savings and loans) and Chief Financial
                                                                  Officer and Chief Operating Officer of America
                                                                  First Eureka Holdings, Inc. (holding company).
                                                                  Ms. Byerwalter also is on the Board of Directors
                                                                  of America First Companies, Omaha, NE (venture
                                                                  capital/fund management) and Redwood Trust, Inc.
                                                                  (mortgage finance), and is a Director of
                                                                  Stanford Hospitals and Clinics, SRI
                                                                  International (research) and LookSmart, Ltd. (an
                                                                  Internet infrastructure company).

WILLIAM A. HASLER                       Trustee                   Co-Chief Executive Officer, Aphton Corporation
November 22, 1941                                                 (bio-pharmaceuticals).  Prior to August 1998,
                                                                  Mr. Hasler was Dean of the Haas School of
                                                                  Business at the University of California,
                                                                  Berkeley (higher education).  Mr. Hasler also is
                                                                  on the Board of Directors of Solectron
                                                                  Corporation (manufacturing), Tenera, Inc.
                                                                  (services and software), Airlease Ltd. (aircraft
                                                                  leasing) and Mission West Properties (commercial
                                                                  real estate).

GERALD B. SMITH                         Trustee                   Chairman and Chief Executive Officer and founder
September 28, 1950                                                of Smith Graham & Co. (investment advisors).
                                                                  Mr. Smith is also on the Board of Directors of
                                                                  Pennzoil-Quaker State Company (oil and gas) and
                                                                  Rorento N.V. (investments - Netherlands), and is
                                                                  a member of the audit committee of Northern
                                                                  Border Partners, L.P., a subsidiary of Enron
                                                                  Corp. (energy).

TAI-CHIN TUNG                           Treasurer and Principal   Senior Vice President, Treasurer, Controller and
March 7, 1951                           Financial Officer         Chief Financial Officer, Charles Schwab
                                                                  Investment Management, Inc.  From 1994 to 1996,
                                                                  Ms. Tung was Controller for Robertson Stephens
                                                                  Investment Management, Inc.


* This trustee is an "interested person" of the trusts.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

KOJI E. FELTON                          Secretary                 Vice President, Chief Counsel and Assistant
March 13, 1961                                                    Corporate Secretary, Charles Schwab Investment
                                                                  Management, Inc.  Prior to June 1998, Mr. Felton
                                                                  was a Branch Chief in Enforcement at the U.S.
                                                                  Securities and Exchange Commission in San
                                                                  Francisco.



Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trusts, for The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information as of October 31, 2000 concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 44 funds as of October 31, 2000.



                                                                                       Pension or          ($)
                                               ($)                                     Retirement         Total
 Name of Trustee                     Aggregate Compensation                         Benefits Accrued  Compensation
                                         From Each Fund                              as Part of Fund    from Fund
                                                                                        Expenses         Complex
                     ------------------------------------------------------------

                     Schwab     Schwab      Schwab       Schwab     Schwab
                     S&P 500    1000 Fund   Small-Cap    Total      International
                     Fund                   Index        Stock      Index Fund
                                            Fund         Market
                                                         Index
                                                         Fund
------------------   ---------  ----------  -----------  ---------  -------------   ----------------  -------------
Charles R. Schwab    0          0           0            0          0               N/A                  0

Steve L. Scheid 1    0          0           0            0          0               N/A                  0

William J. Klipp 2   0          0           0            0          0               N/A                  0

Jeremiah H.          0          0           0            0          0               N/A                  0
  Chafkin 3

---------------------------------------------

1 Resigned from the Board effective November 21, 2000.

2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.

3 This trustee was first elected by shareholders on June 1, 2000.

                                                                                       Pension or          ($)
                                               ($)                                     Retirement         Total
 Name of Trustee                     Aggregate Compensation                         Benefits Accrued   Compensation
                                         From Each Fund                              as Part of Fund    from Fund
                                                                                        Expenses         Complex
                     ------------------------------------------------------------

                     Schwab     Schwab      Schwab       Schwab     Schwab
                     S&P 500    1000 Fund   Small-Cap    Total      International
                     Fund                   Index        Stock      Index Fund
                                            Fund         Market
                                                         Index
                                                         Fund
------------------   ---------  ----------  -----------  ---------  -------------   ----------------   -------------
John P. Coghlan 4    0          0           0            0          0               N/A                  0

Mariann              $____      $____       $____        $____      $____           N/A                  $____
Byerwalter 3

Donald F. Dorward    $____      $____       $____        $____      $____           N/A                  $____

William A. Hasler 3  $____      $____       $____        $____      $____           N/A                  $____

Robert G. Holmes     $____      $____       $____        $____      $____           N/A                  $____

Gerald B. Smith 3    $____      $____       $____        $____      $____           N/A                  $____

Donald R. Stephens   $____      $____       $____        $____      $____           N/A                  $____

Michael W. Wilsey    $____      $____       $____        $____      $____           N/A                  $____



1 Resigned from the Board effective November 21, 2000.



2 Mr. Klipp departed from Schwab and CSIM in 1999 and resigned from the Board of Trustees effective April 30, 2000.



3 This trustee was first elected by shareholders on June 1, 2000.



4 Elected to the Board on November 21, 2000.


                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.


                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of February 1, 2001, the officers and trustees of the trusts, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the classes and series of each trust.



As of February 1, 2001, the following represents persons or entities that owned, directly or beneficially, more than 5% of the shares of any class of any of the funds:



Schwab International Index Fund (R) - Select Shares(R)
Schwab MarketTrack All Equity Portfolio                                  ____%
Schwab MarketTrack Balanced Portfolio                                    ____%
Schwab MarketTrack Growth Portfolio                                      ____%

Schwab S&P 500 Fund - Investor Shares
Charles Schwab Trust Co.                                                 ____%

S&P 500 Fund - e.Shares(R)
Charles Schwab Trust Co.                                                 ____%

S&P 500 Fund - Select Shares(R)
Charles Schwab Trust Co.                                                 ____%

Schwab Small-Cap Index Fund(R) - Select Shares(R)
Schwab MarketTrack Growth II                                             ____%
Schwab MarketTrack All Equity  Portfolio                                 ____%
Schwab MarketTrack Balanced Portfolio                                    ____%
Schwab MarketTrack Growth Portfolio                                      ____%


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and each trust. Schwab is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the Schwab S&P 500 Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, based on the Schwab S&P 500 Fund's average daily net assets as described below.

First $500 million - 0.20%
More than $500 million - 0.17%

Prior to February 29, 2000, for its advisory and administrative services to the Schwab S&P 500 Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.36% of the fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of such net assets over $2 billion.


For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab S&P 500 Fund paid investment advisory fees of $______, $7,536,000 and $2,525,000, respectively (fees were reduced by $______, $11,794,000 and $6,509,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least ________, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, the e.Shares(R) and the Select Shares(TM) will not exceed __%, __% and __% respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab 1000 Fund the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.


For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab 1000 Fund paid investment advisory fees of $______, $13,006,000 and $7,610,000, respectively (fees were reduced by $______, $1,336,000 and $1,552,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least _______, total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares for the Schwab 1000 Fund(R) will not exceed ___% and ___%, respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab Total Stock Market Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.30% of the fund's average daily net assets not in excess of $500 million, and 0.22% of such net assets over $500 million.


For the fiscal years ended October 31, 2000 and 1999, the Schwab Total Stock Market Index Fund paid investment advisory fees of $__ and $0 (fees were reduced by $______ and $284,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least ________, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the

Investor Shares and Select Shares for the fund will not exceed ___%, and ___%, respectively, of the average daily net assets of each class.


For its advisory and administrative services to the Schwab Small-Cap Index Fund, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, based on the Schwab Small-Cap Index Fund's average daily net assets as described below.

First $500 million - 0.33%
More than $500 million - 0.28%

Prior to February 29, 2000 for its advisory and administrative services to the Schwab Small-Cap Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.50% of the fund's average daily net assets not in excess of $300 million and 0.45% of such assets over $300 million.


For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab Small-Cap Index Fund paid investment advisory fees of $______, $1,502,000 and $921,000, respectively (fees were reduced by $______, $2,099,000 and $1,911,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least _____, total operating expenses (excluding interest, taxes and certain non-routine) of the Investor Shares and Select Shares for the Schwab Small-Cap Index Fund will not exceed ___% and ___%, respectively, of the average daily net assets of each class.


Prior to February 29, 2000, for its advisory and administrative services to the International Index Fund, the investment adviser was entitled to receive an annual fee, accrued daily and paid monthly, of 0.70% of the fund's average daily net assets not in excess of $300 million and 0.60% of such assets over $300 million.

For its advisory and administrative services to the Schwab International Index Fund, the investment advisor is entitled to receive an annual fee, accrued daily and paid monthly, based on the Schwab International Index Fund's average daily net assets as described below.

First $500 million - 0.43%
More than $500 million - 0.38%


For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab International Index Fund paid investment advisory fees of $______, $1,755,000 and $940,000, respectively (fees were reduced by $______, $2,625,000 and $2,127,000, respectively).



The investment adviser and Schwab have contractually guaranteed that, through at least ________, the total operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares for the Schwab International Index Fund will not exceed ___% and ___%, respectively, of the average daily net assets of each class.


The amount of the expense cap of a fund is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.

                                   DISTRIBUTOR


Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trusts' agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets.



For the services performed as shareholder services agent under its contract with each share class of each fund, Schwab is entitled to receive an annual fee, payable monthly from each share class of each fund, in the amount of 0.20% of Investor Shares' and 0.05% of Select Shares'(R) and e.Shares'(R) average daily net assets.


                         CUSTODIANS AND FUND ACCOUNTANT

Brown Brothers Harriman & Co., 40 Water Street, Boston MA 02109, serves as custodian for the Schwab International Index Fund and the Schwab Small-Cap Index Fund. PFPC Trust Company, 8800 Tinicum Blvd. Third Floor Suite 200, Philadelphia, PA 19153 serves as custodian to the Schwab S&P 500 Fund, Schwab 1000 Fund, and Schwab Total Stock Market Fund. SEI Investments, Mutual Fund Services, One Freedom Valley Dr. Oaks, Pennsylvania 19456, serves as fund accountant for the funds.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, ________________, audits and reports on the annual financial statements of each series of the trusts and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trusts engage them to do so. Their address is _______________. Each fund's audited financial statements for the fiscal year ended October 31, 2000, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The funds do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. The funds' portfolio turnover rates are in the financial highlight tables in the prospectus.

                             PORTFOLIO TRANSACTIONS


In effecting securities transactions for a fund, the investment adviser seeks to obtain best execution. Subject to the supervision of the Board of Trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, commission paid for transactions, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, and order of call.


In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the funds to determine the effect, if any, that the funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.


When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its other clients, including mutual funds.



In an attempt to obtain best execution for the funds, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the funds to trade directly with other institutional holders on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.




                              BROKERAGE COMMISSIONS


For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab S&P 500 Fund paid brokerage commissions of $______, $1,266,303 and $898,196, respectively.



For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab 1000 Fund(R) paid brokerage commissions of $______, $743,826 and $641,226, respectively.



For the fiscal years ended October 31, 2000, 1999 and 1998, the Schwab Small-Cap Index Fund paid brokerage commissions of $______, $858,379 and $710,856, respectively.



For the fiscal years ended October 31, 2000 and 1999, the Schwab Total Stock Market Index Fund paid brokerage commissions of $______ and $152,679, respectively.



For the fiscal years ended October 31, 2000, 1999, and 1998, the Schwab International Index Fund paid brokerage commissions of $______, $205,007 and $208,087, respectively.



Of brokerage commissions paid by the Schwab S&P 500 Fund in 1999 and 2000, $13,000 (1.03% of the total) and $______ (____% of the total), respectively, was paid to Schwab.



Of brokerage commission paid by the Schwab 1000 Fund in 1999 and 2000, $5,040 (0.68% of the total) and $______ (____% of the total), respectively, was paid to Schwab. Schwab is an affiliated person of each of the funds.


                            DESCRIPTION OF THE TRUSTS

Each fund, except the Schwab 1000 Fund, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993. The Schwab 1000 Fund is a series of Schwab Investments, an open-end investment management company organized as a Massachusetts business trust on October 26, 1990. Each fund is composed of multiple classes of shares:
Select Shares,(TM) Investor Shares and, for the Schwab S&P 500 Fund,
e. Shares.(R)


The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The funds may hold special meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of each trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. Each Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, each Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, each trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.


            PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER REPORTS AND
                               PRICING OF SHARES



                  PURCHASING AND REDEEMING SHARES OF THE FUNDS



The fund is open each day that both the Federal Reserve Bank of New York (New York Fed) and New York Stock Exchange (NYSE) are open (business days). The following holiday closings are currently scheduled for 2001: Martin Luther King Jr.'s Birthday (observed), President's Day,

Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Thanksgiving Day and Christmas Day. On any day that the New York Fed, NYSE or principal government securities markets close early, such as days in advance of holidays, the funds reserve the right to advance the time by which purchase, redemption and exchanges orders must be received on that day.



As long as the funds or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.



Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


The funds reserve the right to waive the early redemption fee for certain tax-advantaged retirement plans.


The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.



Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.



                         EXCHANGING SHARES OF THE FUNDS



Shares of any SchwabFund, including any class of shares, may be sold and shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirements of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(TM) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your account agreement or by direct order as long as you meet the minimums for direct investments.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES


Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the Board of Trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a fund calculates its share price materially affect the furnished price. The Board of Trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of a fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of a fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.


                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.


Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the Schwab International Index Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. It is expected that the Schwab International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either credit the tax against U.S. income taxes, subject to certain limitations described in the Code or deduct their pro rata share of foreign taxes, but not for alternative minimum tax purposes (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes.


The Schwab International Index Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Schwab International Index Fund does invest in PFICs, it may elect to treat the PFIC as a "qualified fund" or mark-to-market its investments in PFICs annually. In either case, the Schwab International Index Fund may be required to distribute amounts in excess of realized income and gains. To the extent that the Schwab International Index Fund does invest in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund's shareholders. Therefore, the payment of this tax would reduce the Schwab International Index Fund's economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.



Shareholders are urged to consult their tax advisers as to the state and local tax rules affecting investments in the funds.


                         CALCULATION OF PERFORMANCE DATA


Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning of a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

                                                                             From Commencement of
                                     One Year ended      Five Years ended    Operations to
Fund (Commencement of Operations) -- October 31, 2000    October 31, 2000    October 31, 2000
----------------------------------  -------------------------------------------------------------
Schwab S&P 500 Fund -
  Investor Shares (5/1/96)                    ____%                  -                ____%
    e.Shares (5/1/96)                         ____%                  -                ____%
    Select Shares (5/19/97)                   ____%                  -                ____%
Schwab 1000 Fund -
    Investor Shares (5/2/91)                  ____%                ____%              ____%
    Select Shares (5/19/97)                   ____%                  -                ____%
Schwab Small-Cap Index Fund -
    Investor Shares (12/3/93)                 ____%                ____%              ____%
    Select Shares (5/19/97)                   ____%                  -                ____%

Schwab Total Stock Market Index
     Fund
    Investor Shares (5/28/99)                    -                   -                ____%
    Select Shares (5/28/99)                      -                   -                ____%
Schwab International Index Fund -
    Investor Shares (9/9/93)                  ____%                ____%              ____%
    Select Shares (5/19/97)                   ____%                  -                ____%


An after-tax total return for each fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of each fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.


A fund also may advertise its cumulative total return. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 2000.



Name of Fund (Commencement of Operations)            Cumulative Total Return
-----------------------------------------            -----------------------
Schwab S&P 500 Fund -
     Investor Shares (5/1/96)                               _____%
     e.Shares  (5/1/96)                                     _____%
     Select Shares (5/19/97)                                _____%
Schwab 1000 Fund -
     Investor Shares (5/2/91)                               _____%
     Select Shares (5/19/97)                                _____%
Schwab Small-Cap Fund -
     Investor Shares (12/3/93)                              _____%
     Select Shares (5/19/97)                                _____%
Schwab Total Stock Market Index Fund
     Investor Shares (5/28/99)                              _____%
     Select Shares (5/28/99)                                _____%
Schwab International Index Fund  -
     Investor Shares (9/9/93)                               _____%
     Select Shares  (5/19/97)                               _____%

The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment adviser of the Schwab 1000, International and Total Stock Market Funds employs specific investment strategies designed to minimize capital gain distributions while achieving each fund's investment objective. These strategies include selling the highest tax cost securities first, not re-balancing the portfolio to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates each fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on each fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, unrealized gains can accumulate in a fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

The Schwab 1000, International and Total Stock Market Funds may refer to recent studies that analyze certain techniques and strategies these funds may use or promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, a fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the funds. In addition, such advertisements may include comparisons of the funds' performance against that of investment products that do not employ the funds' policy of seeking to limit capital gains.

                                     PART C
                                OTHER INFORMATION
                               SCHWAB INVESTMENTS

Item 23. Exhibits.


(a)      Articles of Incorporation            Agreement and Declaration of Trust, dated October 26, 1990, was electronically filed and is incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

(b)      By-Laws                              Amended and Restated By-Laws were electronically filed and are incorporated by reference to Exhibit 2, File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to Registrant's Registration Statement
                                              on Form N-1A, filed on December 30, 1997.

(c)      Instruments Defining        (i)      Article III, Section 5, Article V, Article VI, Article VIII, Section 4
         Rights of Security Holders           and Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of
                                              Trust were filed and are incorporated by reference to Exhibit 1, File
                                              No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1997.

                                     (ii)     Article 9, Article 10, Section 6, and Article 11 of the Amended and
                                              Restated By-Laws were filed and are incorporated by reference to Exhibit
                                              2, File No. 811-6200, of Post-Effective Amendment No. 22 to Registrant's
                                              Registration Statement on Form N-1A filed on December 30, 1997.

(d)      Investment Advisory         (i)      Investment Advisory and Administration Agreement between Registrant and
         Contracts                            Charles Schwab Investment Management, Inc. (the "Investment Manager")
                                              and Schedules B and C were electronically filed and are incorporated by reference to Exhibit 5(a), File No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's Registration Statement on Form N-1A,
                                              filed on December 30, 1997.

                                     (ii)     Amended Schedules A and D to Investment Advisory and Administration
                                              Agreement referred to at Exhibit (d)(i) above was electronically filed and is incorporated by reference to Exhibit (d) (ii), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                              Form N-1A, filed on July 21, 1999.



Part C

(e)      Underwriting Contracts      (i)      Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
                                              ("Schwab") was electronically filed and is incorporated by reference to
                                              Exhibit 6, File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                     (ii)     Amended Schedule A to the Distribution Agreement was electronically filed and is incorporated by reference to Exhibit (e) (ii), File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration Statement
                                              on Form N-1A, on July 21, 1999.

(f)      Bonus or Profit Sharing              Inapplicable.
         Contracts

(g)      Custodian Agreements        (i)      Custodian Services Agreement between Registrant and PNC Bank, National
                                              Association (formerly Provident National Bank) was electronically filed and is incorporated by reference to Exhibit 8(a), File No. 811-6200, of
                                              Post-Effective Amendment No. 22 to Registrant's Registration Statement
                                              on Form N-1A, filed on December 30, 1997.

                                     (ii)     Amendment No. 1 to Custodian Services Agreement referred to at Exhibit
                                              g(i) above was filed and is incorporated by reference to Exhibit 8(b),
                                              File No. 811-6200, of Post-Effective Amendment No. 13 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 29, 1996.

                                     (iii)    Amendment No. 2 to Custodian Services Agreement referred to at Exhibit
                                              (g)(i) above was filed and is incorporated by reference to Exhibit 8(c),
                                              File No. 811-6200, of Post-Effective Amendment No.14 to Registrant's
                                              Registration Statement on Form N-1A, filed on December 30, 1996.

                                     (iv)     Amended Schedule A to the Custodian Services Agreement referred to at
                                              Exhibit (g)(i) above was electronically filed and is incorporated by reference to Exhibit (g)(iv), File No. 811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's Registration Statement on Form N-1A,
                                              filed on July 21, 1999.

                                     (v)      Transfer Agency Agreement between the Registrant and Schwab and Schedule
                                              B were electronically filed and are incorporated by reference to Exhibit
                                              8(e), File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.



Part C

                                     (vi)     Amended Schedules A and C to the Transfer Agency Agreement referred to at
                                              Exhibit (g)(v) above were electronically filed and are incorporated by reference to Exhibit (g)(vi), File No. 811-6200, of Post-Effective
                                              Amendment No. 29 to Registrant's Registration Statement on Form N-1A,
                                              filed on July 21, 1999.


                                     (vii)    Shareholder Service Agreement between the Registrant and Schwab and
                                              Schedule B were electronically filed and are incorporated by reference to
                                              Exhibit 8(g), File No. 811-6200, of Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1997.

                                     (viii)   Schedules A and C to the Shareholder Service Agreement between the
                                              Registrant and Schwab referenced at Exhibit (g)(vii) above were electronically filed and are incorporated by reference to Exhibit
                                              (g)(viii), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (ix)     Accounting Services Agreement between Registrant and Provident Financial
                                              Processing Corporation was electronically filed and is incorporated by reference to Exhibit 8(i), File No. 811-6200, of Post-Effective
                                              Amendment No. 22 to Registrant's Registration Statement on Form N-1A
                                              filed on December 30, 1997.

                                     (x)      Amendment No. 1 to Accounting Services Agreement referred to at Exhibit
                                              (g)(ix) above was filed and is incorporated by reference to Exhibit
                                              8(j), File No. 811-6200, of Post-Effective Amendment No. 13 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 29,
                                              1996.

                                     (xi)     Amendment No. 2 to Accounting Services Agreement referred to at Exhibit
                                              (g)(ix) above was filed and is incorporated by reference to Exhibit
                                              8(k), File No. 811-6200, of Post-Effective Amendment No. 14 to
                                              Registrant's Registration Statement on Form N-1A, filed on December 30,
                                              1996.

                                     (xii)    Amended Custodian Services Fee Agreement dated November 1, 1998, by and between the Registrant and PNC Bank, National Association, is incorporated herein by reference to Exhibit (g)(xii), File No. 811-6200, of
                                              Post-Effective Amendment No. 27 to Registrant's Registration Statement on
                                              Form N-1A, electronically filed on December 30, 1998.



Part C

                                     (xiii)   Schedule A to the Custodian Services Fee Agreement between the registrant and PNC Bank, National Association and PFPC, Inc. was
                                              electronically filed and is incorporated by reference to Exhibit
                                              (g)(xiv), File No. 811-6200, of Post-Effective Amendment No. 29 to
                                              Registrant's Registration Statement on Form N-1A, filed on July 21,
                                              1999.

                                     (xiv)    Accounting Services Agreement with SEI Fund Resources dated April 1, 1998, was electronically filed and is incorporated herein by reference to
                                              Exhibit g(xiii), File No. 811-6200, of Post-Effective Amendment No. 27 to
                                              Registrant's Registration Statement on Form N-1A, electronically filed on
                                              December 30, 1998.

                                     (xv)     Amended Schedule A of the Accounting Services Agreement between the
                                              Registrant and SEI Fund Resources was electronically filed and is incorporated by reference to Exhibit (g)(xvi), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement on
                                              Form N-1A, filed on July 21, 1999.

                                     (xvi)    Amendment No. 1 to the Accounting Services Agreement dated December 17,
                                              1998, by and between Schwab Capital Trust, Schwab Annuity Portfolios,
                                              Schwab Investments and SEI Fund Resources was electronically filed and is incorporated by reference to exhibit (g)(xvii), File No. 811-6200, of
                                              Post-Effective Amendment No. 29 to Registrant's Registration Statement
                                              on Form N-1A, filed on July 21, 1999.

(h)      Other Material Contracts             Inapplicable.

(i)      Legal Opinion                        To be filed by amendment.

(j)      Other Opinions                       To be filed by amendment.

(k)      Omitted Financial                    Inapplicable.
         Statements

(l)      Initial Capital Agreement   (i)      Purchase Agreement relating to shares of the Schwab 1000 Fund was electronically filed and is incorporated by reference to Exhibit (l)(i),
                                              File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.



Part C

                                     (ii)     Purchase Agreement relating to shares of the Schwab Short-Term Bond Market
                                              Index Fund (formerly Schwab Short/Intermediate Government Bond Fund) was electronically filed and incorporated by reference to Exhibit (l)(ii),
                                              File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (iii)    Purchase Agreement relating to shares of the Schwab California Long-Term
                                              Tax-Free Bond Fund (formerly Schwab California Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iii),
                                              File No. 811-6200, of Post-Effective Amendment No. 29 to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.

                                     (iv)     Purchase Agreement relating to shares of the Schwab Long-Term Tax-Free
                                              Bond Fund (formerly Schwab National Tax Free Bond Fund) was electronically filed and is incorporated by reference to Exhibit (l)(iv), File No.
                                              811-6200, of Post-Effective Amendment No. 29 to Registrant's Registration
                                              Statement on Form N-1A, filed on July 21, 1999.

                                     (v)      Purchase Agreement relating to shares of the Schwab Short/Intermediate
                                              Tax-Free Bond Fund, Schwab California Short/Intermediate Tax-Free Bond
                                              Fund and Schwab Total Bond Market Index Fund (formerly, Schwab Long-Term
                                              Government Bond Fund) was filed and is incorporated by reference to
                                              Exhibit 13, File No. 811-6200, to Post-Effective Amendment No. 22 to
                                              Registrant's Registration Statement on Form N-1A filed on December 30,
                                              1997.

                                     (vi)     Purchase Agreement relating to shares of the Schwab Yield Plus Fund was electronically filed and is incorporated by reference to Exhibit (l)(vi)
                                              of Post-Effective Amendment No. 29, File No. 811-6200, to Registrant's
                                              Registration Statement on Form N-1A, filed on July 21, 1999.

(m)      Rule 12b-1 Plan                      Inapplicable.

(n)      Financial Data Schedule              Inapplicable.

(o)      Rule 18f-3 Plan                      Registrant's Amended and Restated Multiple Class Plan for Investor and
                                              Select Shares of Schwab 1000 Fund(R) and Schwab YieldPlus Fund(TM)
                                              was electronically filed and is incorporated by reference to Exhibit
                                              (o)(i) of Post-Effective Amendment No. 29 to Registrant's Registration
                                              Statement on Form N-1A, filed on July 21, 1999.



Part C

(p)      Power of Attorney           (i)      Power of Attorney executed by Mariann Byerwalter, August 4, 2000, was electronically filed and is incorporated by reference to Exhibit (p)(i),
                                              File No. 811-6200, of Post-Effective Amendment No. 33 to Registrant's
                                              Registration Statement on Form N-1A, filed on August 28, 2000.

                                     (ii)     Power of Attorney executed by William A. Hasler, August 4, 2000, was electronically filed and is incorporated by reference to Exhibit
                                              (p)(ii), File No. 811-6200, of Post-Effective Amendment No. 33 to
                                              Registrant's Registration Statement on Form N-1A, filed on August 28,
                                              2000.

                                     (iii)    Power of Attorney executed by Gerald B. Smith, August 4, 2000, was electronically filed and is incorporated by reference to Exhibit
                                              (p)(iii), File No. 811-6200, of Post-Effective Amendment No. 33 to
                                              Registrant's Registration Statement on Form N-1A, filed on August 28,
                                              2000.

                                     (iv)     Power of Attorney executed by Charles R. Schwab, November 21, 2000, is filed herewith as Exhibit (p)(iv), File No. 811-6200.

                                     (v)      Power of Attorney executed by Jeremiah H. Chafkin, November 21, 2000, is filed herewith as Exhibit (p)(v), File No. 811-6200.

                                     (vi)     Power of Attorney executed by John Coghlan, November 21, 2000, is filed herewith as Exhibit (p)(vi), File No. 811-6200.

                                     (vii)    Power of Attorney executed by Donald F. Doward, November 21, 2000, is filed herewith as Exhibit (p)(vii), File No. 811-6200.

                                     (viii)   Power of Attorney executed by Robert G. Holmes, November 21, 2000, is filed herewith as Exhibit (p)(v), File No. 811-6200.

                                     (ix)     Power of Attorney executed by Donald R. Stephens, November 21, 2000, is filed herewith as Exhibit (p)(ix), File No. 811-6200.

                                     (x)      Power of Attorney executed by Michael W. Wilsey, November 21, 2000, is filed herewith as Exhibit (p)(x), File No. 811-6200.

                                     (xi)     Power of Attorney executed by Tai-Chin Tung, November 21, 2000, is filed herewith as Exhibit (p)(xi), File No. 811-6200.

(q)      Code of Ethics                       Code of Ethics adopted by Registrant, Charles Schwab Investment
                                              Management Inc. and Charles Schwab & Co., Inc. was electronically filed and is incorporated by reference to Exhibit (q), File No. 811-7704, of
                                              Post-Effective Amendment No. 36 to the Schwab Capital Trust Registration
                                              Statement on Form N-1A filed on February 25, 2000.



Part C

Item 24.          Persons Controlled by or under Common Control with the
                  Registrant.

The Charles Schwab Family of Funds (the "Schwab Fund Family"), Schwab Capital Trust and Schwab Annuity Portfolios are each Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each is advised by the Investment Manager and employs Schwab as principal underwriter, transfer agent and shareholder services agent. As a result, the Schwab Fund Family, Schwab Capital Trust and Schwab Annuity Portfolios may each be deemed to be under common control with Registrant.

Item 25.         Indemnification.

Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connections of Investment Manager



Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Capital Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.




Part C

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 The Charles Schwab Trust Company                  Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer, Director

                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

John P. Coghlan                  Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 The Charles Schwab Trust Company                  President, Chief Executive
                                                                                   Officer and Director

                                 Charles Schwab Asset Management (Ireland) Ltd.    Director

                                 Charles Schwab Worldwide Funds PLC                Director

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                   until February 2000

Jeremiah H. Chafkin, Executive   Charles Schwab & Co., Inc.                        Executive Vice President, Asset
Vice President, Chief                                                              Management Products and
Operating Officer and Trustee                                                      Services.  Prior to September
                                                                                   1999, Mr. Chafkin was Senior
                                                                                   Managing Director, Bankers Trust
                                                                                   Company.

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

Koji E. Felton,                  Charles Schwab Investment Management, Inc.        Vice President, Chief Counsel
Secretary                                                                          and Assistant Corporate Secretary

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and
                                                                                   Corporate Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Retail Client Services

Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Funds Operations



Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------                  ---------------                                   --------
Daniel O. Leemon                 The Charles Schwab Corporation                    Executive Vice President and
                                                                                   Chief Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman, Executive Vice
                                                                                   President and Chief Information
                                                                                   Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Marketing Officer

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Schwab Technology Services

John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Mutual Funds

Geoffrey Penney                  Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

George A. Rich                   Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President -
                                                                                   Electronic Brokerage

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                   Chief Administrative Officer

Tai-Chin Tung,                   Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Treasurer and Principal                                                            Financial Officer
Financial Officer

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer


Item 27.         Principal Underwriters.

                 (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                 (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San




Part C

Francisco, California 94104.

                 (c)  Not applicable.

Item 28.         Location of Accounts and Records.

                 All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor Suite 200, Philadelphia, Pennsylvania 19153; Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 or SEI Fund Resources, Oaks, Pennsylvania; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia, 20005.

Item 29.         Management Services.

                 Not applicable.

Item 30.         Undertakings.

                 Not applicable.



Part C

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 35 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 11th day of December, 2000.


                                                     SCHWAB INVESTMENTS
                                                     Registrant

                                                     Charles R. Schwab*
                                                     ---------------------------
                                                     Charles R. Schwab, Chairman

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 11th day of December, 2000.

Signature                                            Title
---------                                            ------
Charles R. Schwab*                                   Chairman, Chief Executive Officer and Trustee
-------------------
Charles R. Schwab

John Coghlan*                                        President and Trustee
-------------
John Coghlan

Jeremiah H. Chafkin*                                 Executive Vice President, Chief Operating Officer and Trustee
---------------------
Jeremiah H. Chafkin

Mariann Byerwalter*                                  Trustee
------------------------
Mariann Byerwalter

Donald F. Dorward*                                   Trustee
-------------------
Donald F. Dorward

William A. Hasler*                                   Trustee
------------------
William A. Hasler

Robert G. Holmes*                                    Trustee
--------------------
Robert G. Holmes

Gerald B. Smith*                                     Trustee
----------------
Gerald B. Smith

Donald R. Stephens*                                  Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

*By: /s/John H. Grady, Jr.
     ---------------------
        John H. Grady, Jr., Attorney-in-Fact
        pursuant to Powers of Attorney

                                  EXHIBIT INDEX


EXH. NO.          DOCUMENT
--------          --------
(p)(iv)           Power of Attorney
(p)(v)            Power of Attorney
(p)(vi)           Power of Attorney
(p)(vii)          Power of Attorney
(p)(viii)         Power of Attorney
(p)(ix)           Power of Attorney
(p)(x)            Power of Attorney
(p)(xi)           Power of Attorney



Part C